Net revenues	12 Months Ended
Dec. 31, 2015
Revenues [Abstract]
Revenue Components Disclosure [Text Block]
(17)	Net revenues

During the years ended December 31, 2013, 2014 and 2015, the Company generated net revenues as the followings.

	Year Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Net revenues
Sales of PV modules	12,510,809	12,179,474	8,464,779	1,306,737
Sales of PV systems	408,630	161,035	197,365	30,468
Sales of PV cells, wafers and raw materials	430,597	439,622	686,056	105,909
Processing fee of PV cells and PV modules	—	—	389,450	60,121
Other revenues	68,057	147,246	228,136	35,218
Total net revenues	13,418,093	12,927,377	9,965,786	1,538,453

For the year ended December 31 2015, the Company generated net revenues on sales of electricity, which has been classified in “Other revenues”.

Since all manufacturing plants are located domestically in China and the overseas entities are only functioned as sales offices, therefore, no assets by geography warrant for disclosure since the assets owned by overseas entities are immaterial.